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                               MERIDIAN FUND, INC.

                           Meridian Equity Income Fund
                              Meridian Growth Fund
                               Meridian Value Fund

                          SUPPLEMENT DATED MAY 9, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2006

     The Board of Directors (the "Board") of Meridian Fund, Inc. (the "Company") accepted the resignation of Ralph Cechettini as Director of the Company, which became effective on May 2, 2007. To fill the vacancy created by Mr. Cechettini's resignation, the Board appointed Ronald Rotter as Director of the Company, which became effective on May 2, 2007.

     In light of the foregoing, all references to Ralph Cechettini in the Company's statement of additional information are removed. Information relating to Ralph Cechettini under "Information About the Directors and Officers of Meridian Fund, Inc." is replaced with the following information relating to Ronald Rotter:


                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                  FUND             OTHER
                 POSITION(S)    TERM OF OFFICE AND                                                COMPLEX          DIRECTORSHIPS
NAME, ADDRESS    HELD WITH      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING PAST FIVE    OVERSEEN BY      HELD BY
AND AGE          FUND           SERVED                YEARS                                       DIRECTOR         DIRECTOR
-------------    -----------    ------------------    ----------------------------------------    -------------    -------------


Ronald           Director       Indefinite term       Co-Founder, Managing Partner and            3                None
Rotter (64)                     since May 2,          portfolio manager RBR Capital
                                2007                  Management (a long/short
                                                      consumer sector equity hedge fund);
                                                      Retired, personal investments